Leases (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Right-of -use asset	R$ 2,106	R$ 2,976	R$ 2,780
Lease liabilities	2,433	3,344	R$ 3,205
Lease liabilities current	1,292	1,094
Lease liabilities non current	1,141	2,250
Office Buildings [Member]
IfrsStatementLineItems [Line Items]
Right-of -use asset	R$ 2,106	R$ 2,976